CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net Income/(Loss) Per Share (Basic)	$ (0.33)	$ (0.08)	$ (0.53)	$ (0.25)	$ (0.66)	$ (1.54)
Net Income/(Loss) Per Share (Diluted)	$ (0.33)	$ (0.08)	$ (0.53)	$ (0.25)	$ (0.66)	$ (1.54)